Consolidated Statements Of Stockholders' Equity (Parentheticals) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements Of Stockholders' Equity
Issuance of common shares	10,000,000
Restricted shares, number of shares issued	84,500	72,500
Cash dividends paid, per share	$ 0.30	$ 0.30